Membership Interests (Schedule of Distributions Paid) (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends Payable [Line Items]
Amount				$ 573	$ 376	$ 753	$ 552	$ 425
Payment Quater One [Member]
Dividends Payable [Line Items]
Declaration Date						Feb. 14, 2024
Payment Date						Feb. 15, 2024
Amount						$ 125
Payment Quater Two [Member]
Dividends Payable [Line Items]
Declaration Date						Apr. 30, 2024
Payment Date						May 01, 2024
Amount						$ 126
Payment Quater Three [Member]
Dividends Payable [Line Items]
Declaration Date						Jul. 30, 2024
Payment Date						Jul. 30, 2024
Amount						$ 125
Payment Quater Four [Member]
Dividends Payable [Line Items]
Declaration Date						Dec. 09, 2024
Payment Date						Dec. 19, 2024
Amount						$ 377
O2025 Q1 Dividends [Member]
Dividends Payable [Line Items]
Declaration Date			Feb. 13, 2025
Payment Date			Feb. 13, 2025
Amount			$ 177
O2025 Q2 Dividends [Member]
Dividends Payable [Line Items]
Declaration Date		Apr. 30, 2025
Payment Date		May 01, 2025
Amount		$ 177
O2025 Q3 Dividends [Member]
Dividends Payable [Line Items]
Declaration Date	Jul. 29, 2025
Payment Date	Jul. 29, 2025
Amount	$ 219